Stock-based Compensation Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	3 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Jul. 23, 2014	Feb. 20, 2014	Jan. 29, 2014	Jan. 31, 2014	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	150,000
Lack of marketability discount rate percentage	15.00%
Time to liquidity period	6 months
Risk free rate percentage	3.40%
Volatility percentage	60.00%
Unrecognized compensation expense on options	$ 2.1	2.1
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		150,000
Period for unrecognized compensation cost recognition	4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	799,897	388,750	411,147
Stock-based compensation expense	0.7
Period for unrecognized compensation cost recognition	3 years
Unrecognized compensation cost	17.9	17.9
Fair value per share	$ 27.43
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	4,977,586
Fair value per share	$ 0.57
Restricted Stock | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.4
Fair value per share	$ 37.00
Vesting period	3 years
Restricted Stock | Class A Common Stock | Percentage vesting on the first anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting	25.00%
Restricted Stock | Class A Common Stock | Percentage vesting on the second anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting	25.00%
Restricted Stock | Class A Common Stock | Percentage vesting on the third anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares vesting	50.00%
Restricted Stock | Common Class A, Post Stock Split
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share	$ 0.29
Restricted Stock | Class B1 Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0.4
Period for unrecognized compensation cost recognition	3 years
Unrecognized compensation cost	1.6	1.6
Fair value per share	$ 58.00
Aggregate fair value	2.4
2014 Incentive Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares permitted to be issued							8,586,614
2014 Incentive Plan | Restricted Stock | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				3,749	7,193
2014 Incentive Plan | Restricted Stock | Common Class A, Post Stock Split
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				476,732	914,679
2014 Incentive Plan | Restricted Stock | Class B1 Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				14,118		27,647
Net SunEdison Investment | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split ratio			127.1624
General and Administrative Expense | Employee Stock Option and Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1.6
Class C Common Stock Converted To Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock conversion ratio			85.8661
Class C Common Stock Converted To Class A Common Stock | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share	$ 0.68
Class C Common Stock Converted To Class A Common Stock | 2014 Incentive Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				1,212,228		2,373,946